SCHEDULE OF INVENTORY (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Finished Goods	$ 3,033,714	$ 2,517,046	$ 4,482,291
Allowance for obsolescence		(880,926)	(108,055)	$ (85,058)
Inventory,net	2,190,680	1,636,120	$ 4,374,236
Allowance for inventory obsolescence	$ (843,034)	$ (880,926)